FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Carrying Amounts and Fair Values of Financial Instruments
The carrying amounts and fair values of certain of the Company’s debt instruments are as follows (dollars in thousands):

	As of September 30, 2019		As of December 31, 2018
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
Securitization Notes	$—	$—	$85,584	$80,770
Term Loan	390,965	391,473	407,768	396,554
2021 Notes	325,000	330,688	325,000	329,875
2024 Notes	300,000	310,140	300,000	279,390

Asset and Liabilities Measured at Fair Value on Recurring Basis
As of September 30, 2019 and December 31, 2018, the categorized assets and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
September 30, 2019:
Derivative assets	—	$6,656	—	$6,656
Derivative liabilities	—	37,618	—	37,618
Investment in equity certificates	—	13,064	—	13,064
December 31, 2018:
Derivative assets	—	$5,929	—	$5,929
Derivative liabilities	—	8,558	—	8,558
Investment in equity certificates	—	5,747	—	5,747